RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense - Defined contribution pension schemes [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 201	£ 261	£ 295
Net interest amount	(48)	(22)	(1)
Past service credits and curtailments		12	10
Settlements	1	1	3
Past service cost – plan amendments	44	108	14
Plan administration costs incurred during the year	43	41	41
Total defined benefit pension expense	£ 241	£ 401	£ 362